Shareholder Fees {- Fidelity® Contrafund®}	Mar. 01, 2022 USD ($)
12.31 Fidelity Contrafund K PRO-08 | Fidelity® Contrafund®
Shareholder Fees:
(fees paid directly from your investment)	none